Provisions and contingencies - Schedule of provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Beginning balance	$ 892	$ 1,154
Provisions used during the year	(294)	(261)
Non-current	274	597
Current	324	295
Ending balance	598	892
Onerous contract
Disclosure of other provisions [line items]
Beginning balance	892	1,154
Provisions used during the year	(294)	(261)
Non-current	274	597
Current	324	295
Ending balance	$ 598	$ 892